Property, Plant and Equipment, Net	9 Months Ended
Sep. 23, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consists of the following:

		At December 31,
		2011	2010
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,410
Leasehold and store enhancements	5 to 10 years	62,079	54,957
Furniture, computers and equipment	3 to 5 years	14,185	13,069
Capitalized software	5 years	2,128	1,100
Fixtures, dies and autos	3 to 5 years	17,603	15,107
Construction in progress		3,553	1,694
		103,462	89,822
Less accumulated depreciation and amortization		(66,962)	(58,517)
		$36,500	$31,305

Depreciation and amortization expense on property, plant and equipment was $9,815,000, $9,515,000 and $9,728,000 for the years ended December 31, 2011, 2010 and 2009, respectively.
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consists of the following:

		September 23, 2012	December 31, 2011
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,429
Leasehold and store enhancements	5 to 10 years	71,540	62,079
Furniture, computers and equipment	3 to 5 years	16,099	14,185
Capitalized software	5 years	2,128	2,128
Fixtures, dies and autos	3 to 5 years	19,821	17,603
Construction in progress		3,200	3,553
		116,702	103,462
Less accumulated depreciation and amortization		(74,061)	(66,962)
		$42,641	$36,500

Depreciation and amortization expense on property, plant and equipment was $2,873,000 and $8,032,000 for the three and nine months ended September 23, 2012, respectively, and $2,547,000 and $7,395,000 for the three and nine months ended September 25, 2011, respectively.